Retirement Plans and Postretirement Costs (Details) - USD ($) $ in Thousands	Jul. 03, 2016	Jun. 28, 2015	Jun. 29, 2014
Amounts Included in Accumulated Other Comprehensive Loss, Net of Tax
Total	$ 24,518	$ 18,638	$ 16,787
Pension and SERP Benefits
Amounts Included in Accumulated Other Comprehensive Loss, Net of Tax
Prior service cost (credit)	14
Net actuarial loss	23,125
Total	23,139
Postretirement
Amounts Included in Accumulated Other Comprehensive Loss, Net of Tax
Prior service cost (credit)	(1,246)
Net actuarial loss	2,625
Total	$ 1,379